Share Capital and Employee Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital and Employee Compensation Plans [Abstract]
Schedule of Detailed Information About Number and Weighted Average Exercise Prices of Share Options	The following table summarizes changes in stock options for the year ended December 31, 2025 and 2024:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of options	Weighted Average Exercise Price	Number of options	Weighted Average Exercise Price
Outstanding, beginning of period	2,624	$2.38	3,300	$3.06
Granted	1,654	1.02	92	2.24
Exercised	(72)	1.21	(638)	5.38
Forfeited	(978)	3.22	(130)	4.82
Outstanding, end of period	3,228	$1.45	2,624	$2.38

Schedule of Stock Options Outstanding	The following table summarizes information about the Company's stock options outstanding at December 31, 2025:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding as at December 31, 2025	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Outstanding as at December 31, 2025	Weighted Average Exercise Price
$0.76 - $2.15	2,946	3.5	$1.09	1,144	$1.09
$2.16 - $4.30	34	0.4	3.85	34	3.85
$4.31 - $6.46	209	0.9	4.93	209	4.93
$6.47 - $8.59	39	0.2	7.73	40	7.73
	3,228	3.3	$1.45	1,427	$1.90
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

	Year ended December 31,
	2025	2024
Expected life (years)	2.8	2.3
Expected volatility	52.6%	60.0%
Expected dividend yield	—%	—%
Risk-free interest rate	2.8%	3.1%
Expected forfeiture rate	—%	—%
Fair value per option (C$)	$1.47	$1.11

Schedule of Detailed Information About Number and Weighted Average Remaining Contractual Life of Outstanding Share Options	The following table summarizes changes in RSUs for the year ended December 31, 2025 and 2024:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of period	835	$719	1,165	$1,573
Granted	1,593	1,697	—	—
Settled	(389)	(415)	(263)	(569)
Forfeited	(392)	(387)	(67)	(88)
Change in value	—	187	—	(197)
Outstanding, end of period	1,647	$1,801	835	$719
The following table summarizes changes in DSUs for the year ended December 31, 2025 and 2024:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of period	698	$1,226	732	$1,502
Granted	394	426	146	121
Cancelled	(50)	(49)	(124)	(118)
Settled	(153)	(304)	(56)	(191)
Change in value	—	79	—	(88)
Outstanding, end of period	889	$1,378	698	$1,226
The following table summarizes changes in these
warrants for the year ended December 31, 2025 and 2024:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of period	8,306	$7,392	2,015	$2,096
Issued(1)	—	—	8,306	7,392
Exercised	(625)	(538)	—	—
Expired	—	—	(2,015)	(2,096)
Outstanding, end of period	7,681	$6,854	8,306	$7,392
(1)On March 13, 2024, the Company issued 8,305,874 warrants at CAD$1.20 per share and exercisable until March 13, 2027, as part of a bought deal public offering.